Note 4 - Other Receivables (Details)	Dec. 31, 2014 USD ($)
Guangdong Jintaiping Asset Management Service Company [Member]
Note 4 - Other Receivables (Details) [Line Items]
Due From Third Party Principal Receivable	$ 17,020